Notes Payable Related Party (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Notes payable related party	$ 205,742	$ 167,032
Related Entity Note 1
Notes payable related party	122,093	100,000
Related Entity Note 2
Notes payable related party	$ 83,649	$ 67,032